Consolidated Statements of Operations (Unaudited) (Parenthetical) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Income Statement [Abstract]
Depreciation and amortization	$ 771,463	$ 97,219	$ 66,405	$ 2,108,269	$ 266,321	$ 506,159	$ 141,575
Federal excise taxes	$ 138,529	$ 44,663	$ 194,003	$ 374,132	$ 327,492	$ 406,255	$ 132,294